Significant Accounting Policy (Details) - Schedule of Lives Used in Computing Straight-Line Depreciation	12 Months Ended
Dec. 31, 2023
Computers and peripherals and equipment [Member]
Schedule of Lives Used in Computing Straight-Line Depreciation [Line Items]
Percentage of depreciation on lives	33.00%
Leasehold improvements [Member]
Schedule of Lives Used in Computing Straight-Line Depreciation [Line Items]
Percentage of depreciation on lives	The shorter of the lease term and the useful life
Minimum [Member] | Office furniture and equipment [Member]
Schedule of Lives Used in Computing Straight-Line Depreciation [Line Items]
Percentage of depreciation on lives	7.00%
Maximum [Member] | Office furniture and equipment [Member]
Schedule of Lives Used in Computing Straight-Line Depreciation [Line Items]
Percentage of depreciation on lives	15.00%